Net income per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of net income (loss) per share

	Years ended December 31
	2022	2021
	$	$
Net income attributable to common shareholders of the Company (basic and diluted)	56,732	102,293
Weighted average number of common shares outstanding – basic	141,555,788	139,729,116
Effect of dilutive securities	3,047,697	4,712,386
Weighted average number of common shares outstanding – diluted	144,603,485	144,441,502
Net income per share attributable to common shareholders of the Company:
Basic	0.40	0.73
Diluted	0.39	0.71